Share-Based Payments (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Payments
Schedule of Movement in Share-Based Payment
a.	Movement in share-based payment transactions during the nine-month period ended September 30, 2019 and 2020

	Number of options	Weighted average exercise price(*)
		$
Outstanding at January 1, 2019	2,425,192	$6.60
Expired	(59,765)	7.45
Forfeited	(44,665)	7.18

Outstanding at September 30, 2019	2,320,762	$6.57

Exercisable at September 30, 2019	1,217,329	7.50

	Number of options	Weighted average exercise price(*)
		$
Outstanding at January 1, 2020	2,213,812	$7.10
Granted	215, 008	5.52
Exercised	(246,262)	5.80

Expired	(526,917)	6.00
Forfeited	(72,666)	6.77

Outstanding at September 30, 2020	1,582,975	$7.47

Exercisable at September 30, 2020	783,442	$8.04

(*)	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of September 30, 2020.